UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10371

LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2008

Item 1:          Report to Shareholders.

2008

LORD ABBETT
SEMIANNUAL
REPORT

Lord Abbett Small Cap Blend Fund

For the six-month period ended January 31, 2008

Lord Abbett Small Cap Blend Fund

Semiannual Report

For the six-month period ended January 31, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Small Cap Blend Fund's performance for the six-month period ended January 31, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended January 31, 2008?

A: After experiencing a midsummer sell-off, equities, as measured by the S&P 500® Index,1 rebounded from their August lows. However, between late October and the end of January 2008, equities came under pressure, as the enormity of the subprime mortgage debacle weighed on the market. In response to asset write-downs at many of the world's largest banks, volatility (as measured by the Chicago Board Options Exchange (CBOE) Volatility Index, or VIX2) spiked and investor sentiment plunged. The Federal Reserve Board (the Fed), in an attempt to circumvent a further erosion of confidence, drastically slashed overnight lending rates, from 5.25% to 3.0% – including an abrupt 125 basis points'

worth of cuts in January. The Fed's robust, contravening move in January caused an immediate, positive reaction in the market that seemingly ended what had been months of negative momentum. Despite the late-January rally, the S&P 500 Index declined 4.32% in the six months ended January 31, 2008.

Stocks of large capitalized companies, as measured by the S&P 100® Index,3 fared better than their smaller peers, as measured by the S&P SmallCap 600® Index.4 In addition, growth stocks (i.e., shares of companies with above-average revenue growth), as measured by the S&P growth indexes, outperformed value stocks (i.e., shares of companies with a market value lower than the value suggested by the company's fundamentals), as measured by the S&P value indexes. From a style-box perspective, the top performing style during the period was mid cap growth, as measured by the S&P MidCap 400/Citigroup Growth Index,5 while the style that underperformed the most was small cap value, as measured by the S&P SmallCap 600/Citigroup Value Index.6

Q: How did the Fund perform during the six-month period ended January 31, 2008?

A: The Fund returned -7.43%, reflecting performance at the net asset value (NAV) of Class A shares, to all distributions reinvested, compared with its benchmark, the Russell 2000® Index,7 which returned -7.51% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the technology sector, producer durables sector, and the financial services sector.

Among the individual holdings that contributed to performance were producer durables holdings Bucyrus International, Inc. (the Fund's number-one contributor), a manufacturer of large excavation machinery used for surface and underground mining, and The Genlyte Group Inc., a leading manufacturer of lighting fixtures, controls, and related products (the company was recently acquired by Philips Holding USA Inc., a fully owned subsidiary of Royal Philips Electronics); and healthcare holding Icon plc, a provider of contract clinical research services to the global pharmaceutical industry.

The most significant detractors from the Fund's relative performance were the consumer discretionary sector, the materials and processing sector, and the healthcare sector.

Among the individual holdings that detracted from performance were healthcare holding LCA-Vision Inc. (the Fund's number-one detractor), an operator of stand-alone laser vision correction centers; consumer discretionary holding Select Comfort Corp., a manufacturer of a line of air bed mattresses with adjustable firmnesses, as well as foundations and accessories; and materials and processing holding Beacon Roofing Supply Inc., a distributor of residential and non-residential roofing materials.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Chicago Board Options Exchange (CBOE) Volatility Index shows the market's expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The VIX is a widely used measure of market risk.

3  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

4  The S&P SmallCap 600® Index lists 600 small cap stocks and is a widely accepted benchmark of small company U.S. stock market performance.

5  The S&P MidCap 400/Citigroup Growth Index measures the performance of the mid-capitalization growth sector of the United States equity market. The Index consists of those companies exhibiting the strongest growth characteristics within the S&P MidCap 400® Index.

6  The S&P SmallCap 600/Citigroup Value Index measures the performance of the small-capitalization value sector of the United States equity market. The Index consists of those companies exhibiting the strongest value characteristics within the S&P SmallCap 600 Index.

7  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of January 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 through January 31, 2008).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/07 – 1/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/07	1/31/08	8/1/07 – 1/31/08
Class A
Actual	$1,000.00	$925.70	$6.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.33	$6.85
Class B
Actual	$1,000.00	$922.70	$9.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.06	$10.13
Class C
Actual	$1,000.00	$922.60	$9.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.06	$10.13
Class F
Actual	$1,000.00	$905.10	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.31	$3.83
Class I
Actual	$1,000.00	$927.70	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$5.08
Class P
Actual	$1,000.00	$925.30	$7.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.82	$7.35

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.35% for Class A, 2.00% for Classes B and C, 1.10% for Class F, 1.00% for Class I and 1.45% for Class P) multiplied by the average account value over the period, multiplied by 184/366 for Classes A, B, C, I and P (to reflect one-half year period) and multiplied by 126/366 for Class F (to reflect the period September 28, 2007, commencment of investment operations, to January 31, 2008).

Portfolio Holdings Presented by Sector

January 31, 2008

Sector*	%**
Auto & Transportation	2.90%
Consumer Discretionary	11.78%
Consumer Staples	1.33%
Financial Services	13.98%
Healthcare	18.14%
Materials & Processing	12.77%
Other	0.98%
Other Energy	6.31%
Producer Durables	12.29%
Technology	15.42%
Short-Term Investment	4.10%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 95.61%
Aerospace 2.35%
Curtiss-Wright Corp.	512,078	$21,353
HEICO Corp.	250,251	11,139
HEICO Corp. Class A	134,296	4,699
Total		37,191
Air Transportation 0.10%
Republic Airways Holdings, Inc.*	78,900	1,575
Banks 2.44%
CVB Financial Corp.	360,500	4,019
PrivateBancorp, Inc.	816,406	30,044
Smithtown Bancorp, Inc.	214,816	4,507
Total		38,570
Biotechnology Research & Production 1.27%
Cubist Pharmaceuticals, Inc.*	408,000	6,932
Martek Biosciences Corp.*	465,033	13,253
Total		20,185
Building: Materials 2.10%
Watsco, Inc.	901,000	33,229
Building: Roofing & Wallboard 1.20%
Beacon Roofing Supply, Inc.*	2,045,950	18,986
Chemicals 1.90%
Albemarle Corp.	508,630	18,443
Hercules, Inc.	665,400	11,664
Total		30,107
Communications & Media 1.21%
Entravision Communications Corp.*	2,733,000	19,240

Investments	Shares	Value (000)
Communications Technology 0.73%
Foundry Network, Inc.*	833,166	$11,498
Computer Services, Software & Systems 7.30%
American Reprographics Co.*	1,187,100	18,673
Epicor Software Corp.*	1,874,658	20,715
Kenexa Corp.*	314,900	5,593
Solera Holdings, Inc.*	905,400	20,634
SRA International, Inc.*	363,542	9,972
Sykes Enterprises, Inc.*	907,632	14,331
Websense, Inc.*	1,251,300	25,652
Total		115,570
Computer Technology 1.17%
RadiSys Corp.*	906,759	12,323
Stratasys, Inc.*	281,199	6,214
Total		18,537
Consumer Electronics 1.18%
Universal Electronics, Inc.*(a)	782,090	18,622
Consumer Products 2.00%
Citi Trends, Inc.*	380,200	5,197
USANA Health Sciences, Inc.*	609,725	26,432
Total		31,629
Containers & Packaging: Metal & Glass 0.45%
Mobile Mini, Inc.*	474,800	7,217
Diversified Manufacturing 2.83%
CLARCOR, Inc.	908,243	34,068
Hexcel Corp.*	492,522	10,752
Total		44,820
Electrical & Electronics 1.65%
Power Intergrations, Inc.*	1,026,815	26,163

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2008

Investments	Shares	Value (000)
Electrical Equipment & Components 1.07%
Littelfuse, Inc.*	560,267	$17,027
Electronics: Instruments, Gauges & Meters 2.32%
FARO Technologies, Inc.*	659,449	15,748
Measurement Specialties, Inc.*(a)	1,069,145	21,062
Total		36,810
Electronics: Semi-Conductors/Components 0.26%
FormFactor, Inc.*	153,200	3,711
Verigy Ltd.*	18,547	387
Total		4,098
Electronics: Technology 4.26%
PerkinElmer, Inc.	1,342,800	33,422
ScanSource, Inc.*	1,075,427	34,048
Total		67,470
Financial Data Processing Services & Systems 1.91%
Global Payments Inc.	808,800	30,249
Financial: Miscellaneous 1.68%
LandAmerica Financial Group, Inc.	511,600	26,685
Foods 1.33%
J & J Snack Foods Corp.	840,038	21,009
Health & Personal Care 1.99%
Amedisys, Inc.*	677,893	28,899
Virtual Radiologic Corp.*	171,353	2,594
Total		31,493
Healthcare Facilities 4.91%
ICON plc ADR*	424,093	26,582
LCA-Vision Inc.(a)	1,301,556	21,489

Investments	Shares	Value (000)
Psychiatric Solutions, Inc.*	981,727	$29,619
Total		77,690
Healthcare Management Services 2.81%
HealthExtras, Inc.*	1,020,849	28,227
Phase Foward, Inc.*	395,224	6,818
Vital Images, Inc.*	599,112	9,400
Total		44,445
Household Furnishings 1.30%
Select Comfort Corp.*(a)	2,608,908	20,506
Identification Control & Filter Devices 0.25%
X-Rite, Inc.*	400,195	3,910
Insurance: Multi-Line 2.04%
Hilb, Rogal & Hobbs Co.	892,600	32,294
Insurance: Property-Casualty 2.92%
HCC Insurance Holdings, Inc.	1,121,750	31,252
Tower Group, Inc.	512,900	14,987
Total		46,239
Machinery: Industrial/Specialty 2.27%
Actuant Corp. Class A	891,052	24,352
Gardner Denver, Inc.*	358,100	11,617
Total		35,969
Machinery: Oil Well Equipment & Services 0.91%
CARBO Ceramics Inc.	420,488	14,444
Machinery: Specialty 3.99%
Bucyrus International, Inc.	280,761	26,029
Flow International Corp.*	1,009,249	9,406
Graco, Inc.	809,800	27,712
Total		63,147

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2008

Investments	Shares	Value (000)
Medical & Dental Instruments & Supplies 6.66%
Cooper Cos., Inc. (The)	501,500	$19,749
Immucor, Inc.*	813,004	23,447
Mentor Corp.	516,700	17,888
Symmetry Medical Inc.*	1,232,700	22,435
Techne Corp.*	338,350	21,993
Total		105,512
Medical Services 0.44%
VCA Antech, Inc.*	180,410	6,975
Metal Fabricating 2.86%
Commercial Metals Co.	488,200	13,841
Haynes International, Inc.*	331,283	14,636
Reliance Steel & Aluminum Co.	341,300	16,795
Total		45,272
Metals & Minerals Miscellaneous 1.03%
Cleveland-Cliffs Inc.	159,900	16,284
Multi-Sector Companies 0.98%
Foster Wheeler Ltd.*	226,808	15,530
Oil: Crude Producers 5.38%
Arena Resources, Inc.*	88,900	3,162
Berry Petroleum Co. Class A	465,791	17,453
Comstock Resources, Inc.*	619,846	19,649
EXCO Resources, Inc.*	2,101,100	31,496
Parallel Petroleum Corp.*	967,966	13,435
Total		85,195
Real Estate Investment Trusts 1.08%
First Potomac Realty Trust	982,100	17,079

Investments	Shares	Value (000)
Retail 1.44%
PetMed Express, Inc.*	549,034	$6,780
Rush Enterprises, Inc. Class A*	952,256	15,979
Total		22,759
Securities Brokerage & Services 1.86%
OptionsXpress Holdings, Inc.	1,088,092	29,509
Services: Commercial 4.62%
Advisory Board Co. (The)*	141,931	9,044
AMN Healthcare Services, Inc.*	1,260,112	19,683
ICT Group, Inc.*	576,277	5,083
KForce, Inc.*	1,024,290	9,116
Korn/Ferry International, Inc.*	356,300	5,733
MPS Group, Inc.*	120,600	1,212
TeleTech Holdings, Inc.*	1,180,500	23,291
Total		73,162
Steel 0.36%
Carpenter Technology Corp.	92,522	5,703
Transportation: Miscellaneous 0.63%
Celadon Group, Inc.*	604,793	5,770
Vitran Corp. Inc. (Canada)*(b)	291,064	4,162
Total		9,932
Truckers 2.17%
J.B. Hunt Transport Services, Inc.	724,233	22,523
Knight Transportation, Inc.	686,000	11,772
Total		34,295
Total Common Stocks (cost $1,586,855,213)		1,513,831

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2008

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.09%
Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $66,490,000 of Federal Home Loan Bank at 2.375% and 4.50% due 11/13/2009 and 3/12/2010; value: $66,031,714; proceeds: $64,738,928 (cost $64,734,774)	$64,735	$64,735
Total Investments in Securities 99.70% (cost $1,651,589,987)		1,578,566
Cash and Other Assets in Excess of Liabilities 0.30%		4,702
Net Assets 100.00%		$1,583,268

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 9).

  (b)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2008

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,519,898,946)	$1,496,887,358
Investments in affiliated issuers, at value (cost $131,691,041)	81,678,426
Cash	434,394
Receivables:
Investment securities sold	16,529,169
Capital shares sold	3,918,337
Interest and dividends	640,745
Prepaid expenses and other assets	159,006
Total assets	1,600,247,435
LIABILITIES:
Payables:
Investment securities purchased	11,037,186
Capital shares reacquired	3,396,155
Management fee	926,444
12b-1 distribution fees	768,419
Trustees' fees	85,935
Fund administration	61,606
To affiliate (See Note 3)	13,885
Accrued expenses and other liabilities	689,490
Total liabilities	16,979,120
NET ASSETS	$1,583,268,315
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,641,451,831
Accumulated net investment loss	(6,237,756)
Accumulated net realized gain on investments	21,078,443
Net unrealized depreciation on investments	(73,024,203)
Net Assets	$1,583,268,315
Net assets by class:
Class A Shares	$726,747,525
Class B Shares	$75,369,659
Class C Shares	$241,007,087
Class F Shares	$9,079
Class I Shares	$421,655,936
Class P Shares	$118,479,029
Outstanding shares by class (unlimited number of authorized shares of beneficial interest, no par value):
Class A Shares	48,054,915
Class B Shares	5,226,076
Class C Shares	16,731,955
Class F Shares	599.840
Class I Shares	27,256,336
Class P Shares	7,823,849
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.12
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.04
Class B Shares-Net asset value	$14.42
Class C Shares-Net asset value	$14.40
Class F Shares-Net asset value	$15.14
Class I Shares-Net asset value	$15.47
Class P Shares-Net asset value	$15.14

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2008

Investment income:
Dividends from unaffiliated issuers	$3,932,218
Dividends from affiliated issuers	474,662
Interest	1,503,037
Total investment income	5,909,917
Expenses:
Management fee	6,225,278
12b-1 distribution plan-Class A	1,397,418
12b-1 distribution plan-Class B	431,601
12b-1 distribution plan-Class C	1,396,512
12b-1 distribution plan-Class F	4
12b-1 distribution plan-Class P	265,677
Shareholder servicing	1,609,215
Fund administration	341,366
Reports to shareholders	176,795
Subsidy (See Note 3)	82,219
Registration	75,946
Professional	34,559
Custody	24,708
Trustees' fees	17,744
Other	17,140
Gross expenses	12,096,182
Expense reductions (See Note 7)	(33,217)
Net expenses	12,062,965
Net investment loss	(6,153,048)
Net realized and unrealized gain (loss):
Net realized gain on investments in unaffiliated issuers	87,712,829
Net realized loss on investments in affiliated issuers	(1,313,994)
Net change in unrealized depreciation on investments	(209,506,023)
Net realized and unrealized loss	(123,107,188)
Net Decrease in Net Assets Resulting From Operations	$(129,260,236)

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2008 (unaudited)	For the Year Ended July 31, 2007
Operations:
Net investment loss	$(6,153,048)	$(13,674,826)
Net realized gain on investments in affiliated and unaffiliated issuers	86,398,835	178,048,287
Net change in unrealized appreciation (depreciation) on investments	(209,506,023)	148,686,999
Net increase (decrease) in net assets resulting from operations	(129,260,236)	313,060,460
Distributions to shareholders from:
Net realized gain
Class A	(95,854,559)	(38,604,026)
Class B	(10,889,312)	(4,623,256)
Class C	(35,283,271)	(16,140,593)
Class F	(1,191)	-
Class I	(52,943,512)	(14,578,813)
Class P	(14,674,413)	(4,644,406)
Total distributions to shareholders	(209,646,258)	(78,591,094)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	295,859,543	363,605,919
Reinvestment of distributions	186,121,667	68,433,567
Cost of shares reacquired	(251,388,570)	(487,941,006)
Net increase (decrease) in net assets resulting from capital share transactions	230,592,640	(55,901,520)
Net increase (decrease) in net assets	(108,313,854)	178,567,846
NET ASSETS:
Beginning of period	$1,691,582,169	$1,513,014,323
End of period	$1,583,268,315	$1,691,582,169
Accumulated net investment loss	$(6,237,756)	$(84,708)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$18.69		$16.08	$16.71	$14.37	$11.71	$9.18
Investment operations:
Net investment loss(a)	(.06)		(.13)	(.12)	(.15)	(.16)	(.12)
Net realized and unrealized gain (loss)	(1.24)		3.60	(.03)	3.88	3.07	2.65
Total from investment operations	(1.30)		3.47	(.15)	3.73	2.91	2.53
Distributions to shareholders from:
Net realized gain	(2.27)		(.86)	(.48)	(1.39)	(.25)	–
Net asset value, end of period	$15.12		$18.69	$16.08	$16.71	$14.37	$11.71
Total Return(b)	(7.43	)%(c)	22.05%	(.99)%	27.38%	24.96%	27.56%
Ratios to Average Net Assets:
Expenses, including expense reductions	.68	%(c)	1.36%	1.38%	1.47%	1.55%	1.71%
Expenses, excluding expense reductions	.68	%(c)	1.36%	1.38%	1.47%	1.55%	1.89%
Net investment loss	(.33	)%(c)	(.74)%	(.71)%	(.96)%	(1.12)%	(1.30)%
Supplemental Data:
Net assets, end of period (000)	$726,748		$828,469	$767,283	$465,124	$162,651	$59,717
Portfolio turnover rate	30.48	%(c)	59.23%	55.39%	58.65%	84.91%	68.48%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$17.99		$15.60	$16.34	$14.15	$11.56	$9.12
Investment operations:
Net investment loss(a)	(.11)		(.24)	(.23)	(.24)	(.24)	(.18)
Net realized and unrealized gain (loss)	(1.19)		3.49	(.03)	3.82	3.02	2.62
Total from investment operations	(1.30)		3.25	(.26)	3.58	2.78	2.44
Distributions to shareholders from:
Net realized gain	(2.27)		(.86)	(.48)	(1.39)	(.19)	–
Net asset value, end of period	$14.42		$17.99	$15.60	$16.34	$14.15	$11.56
Total Return(b)	(7.73	)%(c)	21.29%	(1.70)%	26.71%	24.19%	26.75%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.01	%(c)	2.01%	2.02%	2.10%	2.18%	2.33%
Expenses, excluding expense reductions	1.01	%(c)	2.01%	2.02%	2.10%	2.18%	2.51%
Net investment loss	(.66	)%(c)	(1.39)%	(1.36)%	(1.61)%	(1.75)%	(1.92)%
Supplemental Data:
Net assets, end of period (000)	$75,370		$89,990	$89,943	$81,117	$45,384	$21,518
Portfolio turnover rate	30.48	%(c)	59.23%	55.39%	58.65%	84.91%	68.48%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$17.97		$15.59	$16.32	$14.14	$11.56	$9.12
Investment operations:
Net investment loss(a)	(.11)		(.24)	(.23)	(.24)	(.24)	(.18)
Net realized and unrealized gain (loss)	(1.19)		3.48	(.02)	3.81	3.02	2.62
Total from investment operations	(1.30)		3.24	(.25)	3.57	2.78	2.44
Distributions to shareholders from:
Net realized gain	(2.27)		(.86)	(.48)	(1.39)	(.20)	–
Net asset value, end of period	$14.40		$17.97	$15.59	$16.32	$14.14	$11.56
Total Return(b)	(7.74	)%(c)	21.24%	(1.64)%	26.65%	24.18%	26.75%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.01	%(c)	2.01%	2.02%	2.10%	2.18%	2.33%
Expenses, excluding expense reductions	1.01	%(c)	2.01%	2.02%	2.10%	2.18%	2.51%
Net investment loss	(.66	)%(c)	(1.39)%	(1.36)%	(1.60)%	(1.75)%	(1.92)%
Supplemental Data:
Net assets, end of period (000)	$241,007		$292,438	$317,028	$221,554	$64,447	$23,039
Portfolio turnover rate	30.48	%(c)	59.23%	55.39%	58.65%	84.91%	68.48%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	9/28/2007(a) to 1/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$19.14
Investment operations:
Net investment loss(b)	(.02)
Net realized and unrealized loss	(1.71)
Total from investment operations	(1.73)
Distributions to shareholders from:
Net realized gain	(2.27)
Net asset value, end of period	$15.14
Total Return(c)	(9.49	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.38	%(d)
Expenses, excluding expense reductions	.38	%(d)
Net investment loss	(.13	)%(d)
Supplemental Data:
Net assets, end of period (000)	$9
Portfolio turnover rate	30.48	%(d)

(a) Commencement of investment operations was September 28,2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$19.03		$16.31	$16.88	$14.45	$11.75	$9.20
Investment operations:
Net investment loss(a)	(.03)		(.07)	(.06)	(.09)	(.10)	(.11)
Net realized and unrealized gain (loss)	(1.26)		3.65	(.03)	3.91	3.07	2.66
Total from investment operations	(1.29)		3.58	(.09)	3.82	2.97	2.55
Distributions to shareholders from:
Net realized gain	(2.27)		(.86)	(.48)	(1.39)	(.27)	–
Net asset value, end of period	$15.47		$19.03	$16.31	$16.88	$14.45	$11.75
Total Return(b)	(7.23	)%(c)	22.43%	(.61)%	27.88%	24.45%	27.72%
Ratios to Average Net Assets:
Expenses, including expense reductions	.50	%(c)	1.01%	1.03%	1.17%	1.18%†	1.33	%†
Expenses, excluding expense reductions	.50	%(c)	1.01%	1.03%	1.17%	1.18%†	1.51	%†
Net investment loss	(.15	)%(c)	(.39)%	(.36)%	(.57)%	(.75 )%†	(.92	)%†
Supplemental Data:
Net assets, end of period (000)	$421,656		$369,670	$258,461	$95,788	$5,295	$1
Portfolio turnover rate	30.48	%(c)	59.23%	55.39%	58.65%	84.91%	68.48%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class P Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$18.72		$16.12	$16.77	$14.42	$11.73	$9.19
Investment operations:
Net investment loss(a)	(.07)		(.15)	(.14)	(.17)	(.37)	(.10)
Net realized and unrealized gain (loss)	(1.24)		3.61	(.03)	3.91	3.28	2.64
Total from investment operations	(1.31)		3.46	(.17)	3.74	2.91	2.54
Distributions to shareholders from:
Net realized gain	(2.27)		(.86)	(.48)	(1.39)	(.22)	–
Net asset value, end of period	$15.14		$18.72	$16.12	$16.77	$14.42	$11.73
Total Return(b)	(7.47	)%(c)	21.93%	(1.11)%	27.35%	24.97%	27.64%
Ratios to Average Net Assets:
Expenses, including expense reductions	.73	%(c)	1.46%	1.48%	1.69%	1.63%†	1.78	%†
Expenses, excluding expense reductions	.73	%(c)	1.46%	1.48%	1.70%	1.63%†	1.96	%†
Net investment loss	(.38	)%(c)	(.84)%	(.80)%	(1.06)%	(1.20)%†	(1.37	)%†
Supplemental Data:
Net assets, end of period (000)	$118,479		$111,015	$80,298	$13,954	$218	$1
Portfolio turnover rate	30.48	%(c)	59.23%	55.39%	58.65%	84.91%	68.48%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Statutory Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. As of the close of business on January 31, 2006, Class A, B, C, I, and P shares of the Fund were not available for purchase by new investors other than through certain retirement and benefit plans, and financial intermediaries that provide recordkeeping or advisory services and have entered into special arrangements with the Fund or the Distributor. In addition, Directors/Trustees of the Lord Abbett Funds, partners and employees of Lord Abbett, and the family members of such persons may purchase shares of the Fund. Investors should note, however, that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers eight classes of shares: Classes A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. As of the date of this report, no R2 and R3 shares have been issued. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. Effective September 28, 2007, Class Y was renamed Class I. As of October 1, 2007, the Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available

Notes to Financial Statements (unaudited) (continued)

are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Over $1 billion	.70%

For the six months ended January 31, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .73% of the Fund's average daily net assets.

Notes to Financial Statements (unaudited) (continued)

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (the "Alpha Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliate on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plans

The Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P
Service	.25%	.25%	.25%	–	.20%
Distribution	.10%	.75%	.75%	.10%	.25%

* The Fund may designate a portion of the aggregated fee as attributable to service activities for purpose of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2008:

Distributor Commissions	Dealers' Concessions
$46,910	$258,446

Distributor received CDSCs of $2,462 and $2,584 for Class A and Class C shares, respectively, for the six months ended January 31, 2008.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment;

Notes to Financial Statements (unaudited) (continued)

temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2008 and the year ended July 31, 2007 were as follows:

	Six Months Ended 1/31/2008 (unaudited)	Year Ended 7/31/2007
Distributions paid from:
Ordinary income	$58,173,327	$25,645,657
Net long-term capital gains	151,472,931	52,945,437
Total distributions paid	$209,646,258	$78,591,094

As of January 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$1,652,927,595
Gross unrealized gain	141,331,143
Gross unrealized loss	(215,692,954)
Net unrealized security loss	$(74,361,811)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2008 are as follows:

Purchases	Sales
$510,759,986	$489,522,259

There were no purchases or sales of U.S. Government securities during the six months ended January 31, 2008.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited) (continued)

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of January 31, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2008.

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with an affiliated issuers during the six months ended January 31, 2008:

Affiliates Issuer	Balance of Shares Held at 7/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2008	Value at 1/31/2008	Net Realized Gain (Loss) 8/1/2007 to 1/31/2008(a)	Dividend Income 8/1/2007 to 1/31/2008(a)
LCA-Vision Inc.(b)	955,757	494,399	(148,600)	1,301,556	$21,488,690	$(3,045,938)	$474,662
Measurement Specialties, Inc.	1,231,145	-	(162,000)	1,069,145	21,062,156	684,197	-
RadiSys Corp.(c)	1,162,225	-	(255,466)	906,759	-	71,220	-
Select Comfort Corp.	2,604,908	21,700	(17,700)	2,608,908	20,506,017	(72,005)	-
Universal Electronics, Inc.(b)	587,346	269,807	(75,063)	782,090	18,621,563	1,048,532	-
Total					$81,678,426	$(1,313,994)	$474,662

(a) Represents net realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(b) Not an affiliated issuer as of July 31, 2007.

(c) No longer an affiliated issuer as of January 31, 2008.

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's potential for growth

Notes to Financial Statements (unaudited) (continued)

or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund's performance.

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Six Months Ended January 31, 2008 (unaudited)		Year Ended July 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,450,238	$124,332,327	9,701,505	$171,313,864
Converted from Class B*	50,853	868,577	99,159	1,757,392
Reinvestment of distributions	5,443,778	85,737,839	2,015,847	34,571,542
Shares reacquired	(9,213,390)	(158,160,646)	(15,207,442)	(266,075,856)
Increase(decrease)	3,731,479	$52,778,097	(3,390,931)	$(58,433,058)
Class B Shares
Shares sold	223,306	$3,626,078	394,984	$6,743,472
Reinvestment of distributions	633,645	9,530,139	238,076	3,948,227
Shares reacquired	(579,931)	(9,499,629)	(1,292,534)	(21,959,682)
Converted to Class A*	(53,137)	(868,577)	(102,688)	(1,757,392)
Increase (decrease)	223,883	$2,788,011	(762,162)	$(13,025,375)
Class C Shares
Shares sold	988,457	$15,603,717	1,352,384	$22,944,241
Reinvestment of distributions	1,709,826	25,681,712	691,273	11,454,761
Shares reacquired	(2,238,167)	(36,468,002)	(6,108,678)	(103,226,230)
Increase(decrease)	460,116	$4,817,427	(4,065,021)	$(68,827,228)
	Period Ended January 31, 2008† (unaudited)
Class F Shares	Shares	Amount
Shares sold	524.466	$10,039
Reinvestment of distributions	75.374	1,187
Increase	599.840	$11,226
	Six Months Ended January 31, 2008 (unaudited)		Year Ended July 31, 2007
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	6,165,474	$113,469,439	6,130,564	$113,015,632
Reinvestment of distributions	3,273,143	52,697,609	830,145	14,469,439
Shares reacquired	(1,603,569)	(27,340,976)	(3,389,837)	(60,088,939)
Increase	7,835,048	$138,826,072	3,570,872	$67,396,132

Notes to Financial Statements (unaudited) (concluded)

	Six Months Ended January 31, 2008 (unaudited)		Year Ended July 31, 2007
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	2,255,135	$38,817,943	2,802,929	$49,588,710
Reinvestment of distributions	790,944	12,473,181	232,088	3,989,598
Shares reacquired	(1,151,615)	(19,919,317)	(2,086,186)	(36,590,299)
Increase	1,894,464	$31,371,807	948,831	$16,988,009

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of investment operations) to January 31, 2008.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective January 31, 2008, the Fund has adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Fund's net assets, results of operations and financial statement disclosures. The Fund files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Fund's tax returns remain open for examination for the years ended July 31, 2004 through July 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

14. SUBSEQUENT EVENT

Effective August 10, 2007, the Fund created new share classes, including Class R2 and Class R3 shares. The expected date of commencement of investment operations is March 24, 2008 and the expected date of the shares' availability to the public is April 1, 2008.

Approval of Advisory Contract

At meetings held on December 12 and 13, 2007, the Board, including all of the Trustees who are not interested persons of the Fund or Lord Abbett, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contracts Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ended September 30, 2007, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, and five-year periods, and in the second quintile for the three-year period. The Board also observed that the investment performance was above that of the Lipper Small-Cap Core Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual management and administrative services fees were approximately thirteen basis points below the median of the peer group and the actual management and administrative service fees were approximately nine basis points below the median of the peer group. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately three basis points below the median of the peer group, the total expense ratio of Class F was approximately six basis points below the median of the peer group, the total expense ratio of Class I was approximately one basis point above the median of the peer group, the total expense ratio of Class P was approximately two basis points below the median of the peer group, the total expense ratio of Class R2 was approximately thirteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately three basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Lord Abbett Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

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LASCB-3-0108
(03/08)

Lord Abbett Blend Trust

Lord Abbett Small-Cap Blend Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:         Code of Ethics.

Not applicable.

Item 3:         Audit Committee Financial Expert.

Not applicable.

Item 4:         Principal Accountant Fees and Services.

Not applicable.

Item 5:         Audit Committee of Listed Registrants.

Not applicable.

Item 6:         Schedule of Investments.

Not applicable.

Item 7:         Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:         Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:         Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:       Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:       Controls and Procedures.

(a)                 Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of

1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:       Exhibits.

(a)(1)               Amendments to Code of Ethics – Not applicable.

(a)(2)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)               Not applicable.

(b)                            Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2008